Investments in equity investees	12 Months Ended
Dec. 31, 2016
Equity Method Investments And Joint Ventures
Investment In Equity Investees

Note 18 - Investments in equity investees

During the year ended December 31, 2016, the Corporation recorded earnings of $31.3 million, from its equity investments, compared to $24.4 million for the year ended December 31, 2015. The carrying value of the Corporation’s equity method investments was $ 218 million and $ 213 million at December 31, 2016 and 2015, respectively.

The following table presents aggregated summarized financial information of the Corporation’s equity method investees:

Years ended December 31,	2016	2015	2014
(In thousands)
Operating results:
Total revenues	$852,160	$643,632	$715,966
Total expenses	634,173	414,975	343,100
Income tax expense	47,434	33,920	43,993
Net income	$170,553	$194,737	$328,873

At December 31,		2016	2015
(In thousands)
Balance Sheet:
Total assets		$7,640,819	$7,647,048
Total liabilities		$5,778,619	$5,388,229

Summarized financial information for these investees may be presented on a lag, due to the unavailability of information for the investees, at the respective balance sheet dates.